Consolidated Statements of Financial Position - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023
Current assets
Cash	$ 144.9	$ 286.5
Trade receivables	70.4	50.9
Inventories	445.2	472.6
Income taxes receivable	28.0	0.9
Other current assets	52.3	52.3
Total current assets	740.8	863.2
Deferred income taxes	76.3	67.5
Property, plant and equipment	171.8	156.0
Intangible assets	135.1	135.1
Right-of-use assets	279.8	291.8
Goodwill	70.8	63.9
Other long-term assets	7.0	12.5
Total assets	1,481.6	1,590.0
Current liabilities
Accounts payable and accrued liabilities	177.7	195.6
Provisions	26.1	21.6
Income taxes payable	16.8	31.5
Short-term borrowings	9.4	27.6
Current portion of lease liabilities	79.9	76.1
Total current liabilities	309.9	352.4
Provisions	37.3	36.5
Deferred income taxes	17.2	16.4
Revolving Facility	0.0	0.0
Term Loan	388.5	391.6
Lease liabilities	250.6	258.7
Other long-term liabilities	54.6	56.9
Total liabilities	1,058.1	1,112.5
Equity
Equity attributable to shareholders of the Company	417.0	469.5
Non-controlling interests	6.5	8.0
Total equity	423.5	477.5
Total liabilities and equity	$ 1,481.6	$ 1,590.0